Related Party Transactions (Details) - Schedule of long-term loan to related party - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Long Top Limited [Member]
Related Party Transactions (Details) - Schedule of long-term loan to related party [Line Items]
Long-term loan to relate party		$ 315,173